Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER PORTFOLIOS
Entity Central Index Key	0000832566
Document Period End Date	Jun. 30, 2024
C000025034 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class I-2
Trading Symbol	ALVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$53	0.93%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Portfolio Class I-2 returned 28.08% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Microsoft Corp.; Meta Platforms Inc; Amazon.com, Inc.; and Natera, Inc. were the top contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Snowflake, Inc.; Humana Inc.; MongoDB, Inc.; and Adobe Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	41.69%	16.58%	14.63%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 603,172,776
Holdings Count | Holding	75	[1]
Investment Company Portfolio Turnover	32.21%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$603,172,776
Total number of portfolio holdings[1]	75
Portfolio turnover rate as of the end of the reporting period	32.21%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	15.4%
Consumer Discretionary	10.5%
Consumer Staples	0.4%
Energy	0.3%
Financials	3.9%
Healthcare	11.7%
Industrials	7.0%
Information Technology	47.4%
Materials	1.0%
Real Estate	0.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025033 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class S
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$67	1.18%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Portfolio Class S returned 27.92% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Microsoft Corp.; Meta Platforms Inc; Amazon.com, Inc.; and Natera, Inc. were the top contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Snowflake, Inc.; Humana Inc.; MongoDB, Inc.; and Adobe Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class S shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	41.34%	16.29%	14.33%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 603,172,776
Holdings Count | Holding	75	[2]
Investment Company Portfolio Turnover	32.21%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$603,172,776
Total number of portfolio holdings[1]	75
Portfolio turnover rate as of the end of the reporting period	32.21%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	15.4%
Consumer Discretionary	10.5%
Consumer Staples	0.4%
Energy	0.3%
Financials	3.9%
Healthcare	11.7%
Industrials	7.0%
Information Technology	47.4%
Materials	1.0%
Real Estate	0.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025028 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Portfolio
Class Name	Class I-2
Trading Symbol	AIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 14.74% for the fiscal six-month period ended June 30, 2024, compared to the 15.29% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Real Estate sectors provided the largest contributions to relative performance. Regarding individual positions, Microsoft Corporation; Broadcom Inc.; KLA Corporation; Alphabet Inc.; and Eli Lilly and Company were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Starbucks Corporation; Adobe Inc.; McDonald's Corporation; Comcast Corporation; and Crown Castle Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	24.65%	15.52%	12.42%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 41,762,047
Holdings Count | Holding	78	[3]
Investment Company Portfolio Turnover	1.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$41,762,047
Total number of portfolio holdings[1]	78
Portfolio turnover rate as of the end of the reporting period	1.67%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	10.3%
Consumer Discretionary	8.0%
Consumer Staples	6.2%
Energy	4.9%
Financials	12.8%
Healthcare	12.3%
Industrials	6.5%
Information Technology	33.8%
Materials	1.8%
Real Estate	2.1%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.3)%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025024 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Large Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$46	0.82%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 23.28% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Information Technology.
Contributors to Performance
The Industrials and Consumer Discretionary sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Natera, Inc.; Microsoft Corporation; Amazon.com, Inc.; and Meta Platforms Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Shopify, Inc.; Adobe Inc.; MarketAxess Holdings Inc.; and SLB were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	29.63%	14.62%	12.65%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 339,526,818
Holdings Count | Holding	53	[4]
Investment Company Portfolio Turnover	36.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$339,526,818
Total number of portfolio holdings[1]	53
Portfolio turnover rate as of the end of the reporting period	36.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	15.0%
Consumer Discretionary	12.9%
Energy	0.9%
Exchange Traded Fund	2.3%
Financials	1.5%
Healthcare	11.0%
Industrials	13.0%
Information Technology	37.0%
Mutual Fund	2.4%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025030 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Balanced Portfolio
Class Name	Class I-2
Trading Symbol	ABLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 10.88% during the fiscal six-month period ended June 30, 2024. The equity portion of the Fund underperformed the 15.29% return of the S&P 500 Index and the fixed income portion of the Fund underperformed the -0.68% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Industrials and Financials sectors provided the largest contributions to relative performance. Regarding individual positions, Microsoft Corporation; Broadcom Inc.; KLA Corporation; Alphabet Inc.; and Eli Lilly and Company were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Communication Services sectors were the largest detractors from relative performance. Regarding individual positions, Starbucks Corporation; Adobe Inc.; McDonald's Corporation; Comcast Corporation; and Crown Castle Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Tighter Credit Spread	Positive for Fixed Income	Credit spreads narrowed during the period due to strong economic data.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Rising U.S. Government Bond Yields	Negative for Fixed Income	U.S. Government Bond yields rose during the period due to persistent inflation and strong economic data.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	18.50%	10.39%	8.76%
Bloomberg U.S. Gov't/Credit Bond Index	2.74%	(0.07)%	1.51%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 60,143,166
Holdings Count | Holding	101	[5]
Investment Company Portfolio Turnover	2.99%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$60,143,166
Total number of portfolio holdings[1]	101
Portfolio turnover rate as of the end of the reporting period	2.99%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	7.6%
Consumer Discretionary	5.9%
Consumer Staples	4.5%
Energy	3.7%
Financials	9.6%
Healthcare	9.2%
Industrials	4.8%
Information Technology	25.1%
Materials	1.4%
Real Estate	1.5%
Utilities	1.1%
Total Equities	74.4%
Corporate Bonds	25.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025026 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 1.69% for the fiscal six-month period ended June 30, 2024, compared to the 4.44% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Health Care and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Materials sectors provided the largest contributions to relative performance. Regarding individual positions, Wingstop, Inc.; MicroStrategy Incorporated; Viking Therapeutics, Inc.; Manhattan Associates, Inc.; and Q2 Holdings, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Sprout Social, Inc.; Xometry, Inc.; and DLocal Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	6.87%	2.82%	7.17%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 148,201,951
Holdings Count | Holding	105	[6]
Investment Company Portfolio Turnover	17.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$148,201,951
Total number of portfolio holdings[1]	105
Portfolio turnover rate as of the end of the reporting period	17.97%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	3.1%
Consumer Discretionary	16.8%
Consumer Staples	3.6%
Energy	4.7%
Financials	2.0%
Healthcare	25.1%
Industrials	8.4%
Information Technology	29.7%
Materials	0.7%
Short-Term Investments and Other Net Assets	5.9%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025032 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AMGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 8.31% for the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Vertiv Holdings Co.; Natera, Inc.; Spotify Technology SA; Diamondback Energy, Inc.; and Amphenol Corporation were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Repligen Corporation; MongoDB, Inc.; Globant SA; Five Below, Inc.; and Lattice Semiconductor Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	12.10%	8.25%	8.77%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 137,368,384
Holdings Count | Holding	64	[7]
Investment Company Portfolio Turnover	29.09%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$137,368,384
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	29.09%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation†
Communication Services	8.1%
Consumer Discretionary	11.2%
Consumer Staples	1.2%
Energy	2.7%
Exchange Traded Fund	3.4%
Financials	6.8%
Healthcare	12.3%
Industrials	18.9%
Information Technology	29.3%
Materials	1.7%
Real Estate	4.1%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets of the Fund.

Material Fund Change [Text Block]
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	Excludes Money Market Funds.
[5]	Excludes Money Market Funds.
[6]	Excludes Money Market Funds.
[7]	Excludes Money Market Funds.